Stock-Based Compensation (Summary Of Nonvested Shares) (Details) shares in Thousands	12 Months Ended
Apr. 30, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding, beginning of the year | shares	1,616
Shares, Granted | shares	667
Shares, Released | shares	(635)
Shares, Forfeited | shares	(109)
Shares, Outstanding, end of the year | shares	1,539
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-Average Grant Date Fair Value, Outstanding, beginning of the year (in usd per share) | $ / shares	$ 23.50
Weighted-Average Grant Date Fair Value, Granted (in usd per share) | $ / shares	30.03
Weighted-Average Grant Date Fair Value, Released (in usd per share) | $ / shares	24.11
Weighted-Average Grant Date Fair Value, Forfeited (in usd per share) | $ / shares	28.22
Weighted-Average Grant Date Fair Value, Outstanding, end of the year (in usd per share) | $ / shares	$ 25.54
Nonvested Shares And Performance Nonvested
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding, beginning of the year | shares	1,099
Shares, Granted | shares	273
Shares, Released | shares	(197)
Shares, Forfeited | shares	(48)
Shares, Outstanding, end of the year | shares	1,127
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-Average Grant Date Fair Value, Outstanding, beginning of the year (in usd per share) | $ / shares	$ 30.22
Weighted-Average Grant Date Fair Value, Granted (in usd per share) | $ / shares	32.66
Weighted-Average Grant Date Fair Value, Released (in usd per share) | $ / shares	37.20
Weighted-Average Grant Date Fair Value, Forfeited (in usd per share) | $ / shares	29.55
Weighted-Average Grant Date Fair Value, Outstanding, end of the year (in usd per share) | $ / shares	$ 29.01